Schedule of Reconciliation of Cash, Cash Equivalents and Restricted Cash Reported Within the Consolidated Statements (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
Restricted Cash And Cash Equivalents [Abstract]
Cash and cash equivalents	$ 137,894	$ 84,045	[1]	$ 115,594
Restricted cash included in long-term assets	99,675	58,078	[1]	33,917
Cash at end of period	$ 237,569	$ 142,123	[2]	$ 149,511	[2]	$ 167,377

[1]	Certain amounts as of December 31, 2016 have been restated for immaterial corrections of identified errors related to the calculation of gain on sale of containers, net, to properly account for lease concessions (see Note 2 "Immaterial Correction of Errors in Prior Periods") and to reclassify debt balances to conform with the 2017 presentation.
[2]	Certain amounts for the years ended December 31, 2016 and 2015 have been restated for immaterial corrections of identified errors related to the calculation of gain on sale of containers, net, to properly account for lease concessions (see Note 2 "Immaterial Correction of Errors in Prior Periods"), to reclassify debt balances in order to conform with the 2017 presentation and for the adoption of Accounting Standards Update No. 2016-15, Statement of Cash Flows (Topic230): Classification of Certain Cash Receipts and Cash Payments and Accounting Standards Update No. 2016-18, Statement of Cash Flows (Topic 230): Restricted Cash.